Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	30,620.00
Total Offset Amount	18,540.00
Net Fee	$ 12,080.00